Supplementary cash flow information (Table)	12 Months Ended
Dec. 31, 2018
Supplementary cash flow information
Schedule of supplementary cash flow information

	2018	2017	2016
Interest received	—	24	17
Interest paid	(482)	(276)	(236)
Finance items paid	(138)	(34)	(53)
Dividend received	17	—	—
Taxes paid	(643)	(485)	(403)
	(1,246)	(771)	(675)